Investment Objectives and Goals - Simplify Bond Bull ETF	Feb. 20, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY BOND BULL ETF
Objective, Primary [Text Block]

Investment Objective: The Simplify Bond Bull ETF (the “Fund”) seeks to hedge interest rate movements arising from falling long-term interest rates, and to benefit from market stress when fixed income volatility increases, while providing the potential for income.